Summary of Financial Instruments At Fair Value (Details)	12 Months Ended
Sep. 30, 2021
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial assets at amortized cost
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial classification	FVTPL
Account Receivable [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial assets at amortized cost
Long Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial classification	FVTOCI
Accounts Payables And Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial liabilities at amortized cost
Lease Obligation [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial liabilities at amortized cost
Derivative Liability [Member]
IfrsStatementLineItems [Line Items]
Financial classification	FVTPL